UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	F. Davis Dassori
Address:	Two International Place

	Boston, MA 02110
13F File Number:	28-2710
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	F. Davis Dassori
Title:    	Trustee
Phone:    	800-520-2427
Signature, 	Place,	and Date of Signing:
F. Davis Dassori	Boston, Massachusetts    	September 30, 2010
Report Type (Check only one.):
	[  ]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[X]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
State Street Bank and Trust Company	28-00399
Fleet Boston Financial Corp	28-00452
Thomas H.P. Whitney Jr.	28-4918
William A. Lowell	28-6476
John M. Cornish 	28-5362
Choate Investment Advisors	28-12523
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	3
Form 13F Information Table Entry Total:   	44
Form 13F Information Table Value Total:   	$  10,102

List of Other Included Managers:


No.  13F File Number 	Name

01   28-4918	Thomas H.P. Whitney Jr.
04   28-5362 	John M. Cornish
03   28-6476  	William A. Lowell

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Choate Default Bank                                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          10/22/2010
MANAGER F. Davis Dassori                                          AS OF 9/30/2010
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
AT&T Inc                            Common Stock    00206R102      229     8000 SH SOLE                         8000
AT&T Inc                            Common Stock    00206R102       66     2294 SH OTHER                        2294
Abbott Labs                         Common Stock    002824100      324     6200 SH SOLE                         6200
Abbott Labs                         Common Stock    002824100       78     1500 SH OTHER                        1500
American Express Co                 Common Stock    025816109      236     5604 SH SOLE                         5604
Applied Matls Inc                   Common Stock    038222105      117    10000 SH SOLE                        10000
Autodesk Inc                        Common Stock    052769106      206     6450 SH SOLE                         6450
Automatic Data Processing           Common Stock    053015103      555    13200 SH OTHER                       13200
Automatic Data Processing           Common Stock    053015103      181     4300 SH OTHER      01,03,04          4300
Banco Santander SA Adr              Common Stock    05964H105      215    17000 SH SOLE                        17000
Baxter Intl Inc                     Common Stock    071813109      192     4015 SH SOLE                         4015
Baxter Intl Inc                     Common Stock    071813109       48     1000 SH OTHER                        1000
Berkshire Hathaway Inc Del          Common Stock    084670702      550     6648 SH SOLE                         6648
Berkshire Hathaway Inc Del          Common Stock    084670702      203     2450 SH OTHER                        2450
BHP Billiton Ltd Sponsored ADR      Common Stock    088606108      233     3054 SH SOLE                         3054
Bristol Myers Squibb Co             Common Stock    110122108      302    11134 SH SOLE                        11134
Bristol Myers Squibb Co             Common Stock    110122108       87     3200 SH OTHER                        3200
Caterpillar Inc                     Common Stock    149123101      273     3470 SH SOLE                         3470
Coca Cola Co                        Common Stock    191216100      298     5100 SH OTHER                        5100
Emerson Elec Co                     Common Stock    291011104       16      306 SH SOLE                          306
Emerson Elec Co                     Common Stock    291011104      411     7800 SH OTHER                        7800
Emerson Elec Co                     Common Stock    291011104      190     3600 SH OTHER      01,03,04          3600
Exxon Mobil Corp                    Common Stock    30231G102      173     2800 SH SOLE                         2800
Exxon Mobil Corp                    Common Stock    30231G102      454     7342 SH OTHER                        7342
Exxon Mobil Corp                    Common Stock    30231G102      272     4400 SH OTHER      01,03,04          4400
General Elec Co                     Common Stock    369604103      205    12600 SH OTHER                       12600
General Elec Co                     Common Stock    369604103       98     6000 SH OTHER      01,03,04          6000
GlaxoSmithKline PLC                 Common Stock    37733W105      178     4500 SH SOLE                         4500
GlaxoSmithKline PLC                 Common Stock    37733W105       47     1200 SH OTHER                        1200
Heinz H J Co                        Common Stock    423074103      231     4886 SH SOLE                         4886
Intel Corp                          Common Stock    458140100       86     4500 SH SOLE                         4500
Intel Corp                          Common Stock    458140100      246    12800 SH OTHER                       12800
Intel Corp                          Common Stock    458140100       54     2800 SH OTHER      01,03,04          2800
Johnson & Johnson                   Common Stock    478160104      468     7550 SH OTHER                        7550
Johnson & Johnson                   Common Stock    478160104      124     2000 SH OTHER      01,03,04          2000
Pepsico Inc                         Common Stock    713448108      620     9339 SH SOLE                         9339
Pfizer Inc                          Common Stock    717081103        8      484 SH SOLE                          484
Pfizer Inc                          Common Stock    717081103      155     9000 SH OTHER                        9000
Pfizer Inc                          Common Stock    717081103      154     8994 SH OTHER      01,03,04          8994
Procter & Gamble Co                 Common Stock    742718109      612    10200 SH OTHER                       10200
Procter & Gamble Co                 Common Stock    742718109      294     4900 SH OTHER      01,03,04          4900
Wells Fargo & Co New                Common Stock    949746101      255    10165 SH SOLE                        10165
Wells Fargo & Co New                Common Stock    949746101      145     5791 SH OTHER                        5791
Tyco Electronics Ltd                Common Stock    H8912P106      213     7300 SH SOLE                         7300

FINAL TOTALS FOR 44 RECORDS                                       10102
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